SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Land [Member]
Property, Plant and Equipment, Estimated Useful Lives	Not depreciated
Building [Member]
Property, Plant and Equipment, Useful Life	20 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	10 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	15 years
Industrial Equipment [Member]
Property, Plant and Equipment, Useful Life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives	Lesser of the useful life or the term of the respective lease
Internally Developed Software [Member]
Property, Plant and Equipment, Useful Life	15 years
Customer One [Member]
Accounts Receivable Major Customer Percentage	35.00%		49.00%
Product Sales Major Customer Percentage	47.00%	55.00%
Customer Two [Member]
Accounts Receivable Major Customer Percentage	12.00%		18.00%
Product Sales Major Customer Percentage	11.00%	17.00%
Customer Three [Member]
Product Sales Major Customer Percentage	9.00%	13.00%